Description Of Business, Recent Developments and Summary Of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings and leasehold improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5 years
Buildings and leasehold improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	50 years
Plant and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	3 years
Plant and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	30 years